Summary Prospectus    January 28, 2020

JOHCM Asia Ex-Japan Equity Fund

Class	/ Ticker	Institutional Shares	JOAMX	Class I Shares	JOAIX	Class II Shares	JOAAX

Before you invest, you may want to review the fund’s Prospectus, which contains information about the fund and its risks. The fund’s Prospectus and Statement of Additional Information, both dated January 28, 2020, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the fund’s Prospectus and other information about the fund, go to https://www.johcm.com/us/how-to-invest/222/prospectus-sai, call 866-260-9549 (toll free) or 312-557-5913, or ask any financial advisor, bank, or broker-dealer who offers shares of the fund.

Beginning on January 28, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling toll-free 866-260-9549 or 312-557-5913. If you own your shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund by calling toll-free 866-260-9549 or 312-557-5913 or by contacting your financial intermediary.

Investment Objective

The investment objective of the JOHCM Asia ex-Japan Equity Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

	Institutional Shares	Class I Shares	Class II Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares		Class I Shares		Class II Shares
Management Fee	1.09%		1.09%		1.09%
Distribution (Rule 12b-1) Fees	None		0.10%		0.25%
Other Expenses	0.41%		0.41%		0.41%
Total Annual Fund Operating Expenses	1.50%		1.60%		1.75%
Fee Waivers and Reimbursements1,	(0.70%	)	(0.70%	)	(0.70%	)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.80%		0.90%		1.05%

[1]

J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.80%, 0.90% and 1.05% for Institutional Shares, Class I Shares, and Class II Shares, respectively, until January 28, 2021. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$82	$405	$752	$1,731
Class I Shares	$92	$436	$805	$1,841
Class II Shares	$107	$483	$883	$2,004

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.97% of the average value of its portfolio.

Summary Prospectus	January 28, 2020	JOHCM Funds

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Principal Investment Strategy

The Fund invests at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities of companies located in the Asia (excluding Japan) region (“Asia (ex-Japan)”). Shareholders will be given 60 days’ advance notice of any change to this policy. A company is generally considered to be an Asia (ex-Japan) company if, as determined by the Adviser, (i) it is organized under the laws of, or has its principal place of business or principal office in a country of the Asia (ex-Japan) region; (ii) it has its principal securities trading market in a country in Asia (ex-Japan); (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located in Asia (ex-Japan); or (iv) issues securities denominated in the currency of a country in Asia (ex-Japan). Countries included in the Asia (ex-Japan) region include, among others, Bangladesh, China, Hong Kong, India, Indonesia, Malaysia, Mauritius, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including, but not limited to, preferred stock, rights, warrants, and depositary receipts. The Fund will generally invest in equity securities of companies which have a market capitalization at the time of purchase of greater than U.S. $500 million. The Fund may also hold stocks of companies with market capitalizations of greater than U.S. $10 billion.

The Fund invests the majority of its assets in high quality, growth companies that have strong management teams who recognize the potential to boost returns for shareholders through efficient capital management. A smaller portion of the portfolio may be invested in value companies that are restructuring or shifting to a more sustainable quality growth model and are trading at a book value significantly lower (often one standard deviation) than their historical levels.

The investment process is focused on identifying and owning Quality, Long-term Sustainable Growth (QLSG) companies, which are businesses that can sustainably grow over economic and liquidity cycles. The investment process will be driven by fundamental bottom-up stock selection, with an overlay of top-down macro, country, and sector analysis. The adviser applies a fundamental bottom-up analysis in its stock selection, focusing on a particular investment opportunity or small set of opportunities, and reviews various information sources such as financial statements, company announcements and disclosures, and economic and industry reports to determine which investments are appropriate for the Fund. This analysis is augmented with a top-down macro overlay that first considers the condition of the market as a whole and then strategically focuses the analysis by country and, ultimately, by sector. Decisions will be based on a screening process based on rigorous research that takes into account the fundamentals, future prospects, and current valuations of companies. There is a continuous effort on meeting or speaking with the management of relevant companies to evaluate business models and determine business trends.

Although the Fund will primarily invest directly in Asia (ex-Japan) equity securities, the Fund may from time to time invest in equity securities of companies domiciled or exercising the predominant part of their economic activities in Australia and New Zealand as well. These are developed markets, with increasing linkages to the Asian region. The investments in Australia and New Zealand will not exceed 15% of the of the Fund’s assets.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Management Risk.  The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Foreign & Emerging Markets Risk.  Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments. The potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.

Geographic Concentration Risk.  The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic, or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.

Equity Securities Risk.  The risk that events negatively affecting issuers, industries, or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small-capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Currency Risk.  Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Regulatory Risk.  Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Small-Cap and Mid-Cap Company Risk.  The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.

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Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Value Investing Risk.  The Fund may invest in value securities, which are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Performance Information

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Share Class only and will vary from the after-tax returns for the other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Return – Institutional Class Shares for years ended December 31*

Best Quarter:	3Q 2016	13.71%
Worst Quarter:	4Q 2016	(12.03%	)

*	The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2019 was 5.80%.

Average Annual Total Returns for the Periods Ended December 31, 2019

	1 Year	5 Year	Since Inception^
Institutional Class Shares – Before Taxes	18.19%	3.57%	3.41%
Institutional Class Shares – After Taxes on Distributions	17.83%	2.53%	2.50%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	11.27%	2.79%	2.67%
Morgan Stanley Capital International All Country Asia ex Japan Index (reflects no deductions for fees or expenses)*	18.17%	6.55%	6.79%
Class I Shares – Before Taxes	18.16%	3.52%	3.36%
Class II Shares – Before Taxes	17.76%	3.29%	3.15%

^

The Institutional Class Shares of the JOHCM Asia Ex-Japan Equity Fund commenced operations on March 28, 2014. Class I and II Shares commenced operations on June 26, 2014. Historical performance for Class I and Class II Shares prior to their inception is based on the performance of the Institutional Class Shares. The performance of Class I and Class II Shares has been adjusted to reflect differences in expenses.

*	Index returns shown are net of withholding taxes.

Portfolio Management

Investment Adviser

The Fund’s investment adviser is J O Hambro Capital Management Limited.

Portfolio Managers

Samir Mehta, CFA

Senior Fund Manager

Length of Service: Since 2014

Cho-Yu Kooi, CFA

Senior Fund Manager

Length of Service: Since 2014

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional $1,000,000

Class I No minimum

Class II No minimum

There is no minimum for additional investments.

To Buy or Sell Shares:

JOHCM Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Summary Prospectus	January 28, 2020	JOHCM Funds

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.